Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 22.3	$ 10.6	$ 6.9
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	8.3	$ 3.8	$ 2.5
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 9.0
Equity Option [Member] | Service Condition Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%	0.00%	0.00%
Stock option activity consisted of the following:
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 5 months
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value	$ 7.40	$ 6.12	$ 4.21
Equity Option [Member] | Market Condition Option [Member]
Stock option activity consisted of the following:
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value	$ 7.15	$ 5.59	$ 3.89